Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) ¥ in Millions	Dec. 31, 2015 JPY (¥)
Schedule of Operating Leases [Line Items]
2016	¥ 26,294
2017	20,328
2018	13,855
2019	8,847
2020	6,115
Thereafter	12,153
Total future minimum lease payments	¥ 87,592